SHARE CAPITAL AND RESERVES (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning	6,312,000	5,945,332
Number of options, cancelled	(21,667)	(50,000)
Number of options, exercised	(190,000)	(183,332)
Number of options, granted		600,000
Number of options outstanding, ending	6,100,333	6,312,000
Weighted average exercise price outstanding, beginning	$ 0.218	$ 0.133
Weighted average exercise price, cancelled	0.279	0.670
Weighted average exercise price, exercised	0.266	0.274
Weighted average exercise price, granted		1.115
Weighted average exercise price outstanding, ending	$ 0.217	$ 0.218